Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	L-3 Holdings' Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 5,941	$ 1	$ 4,135	$ (1,319)	$ 3,373	$ (332)	$ 83
Beginning Balance, Shares at Dec. 31, 2008		118,600,000
Net income	911				901		10
Other comprehensive income (loss)	166					166
Distributions to noncontrolling interests	(8)						(8)
Recognition of noncontrolling interest in a consolidated subsidiary	8						8
Cash dividends paid on common stock ($1.40, $1.60 and $1.80 per share for the year 2009, 2010 and 2011, respectively)	(165)				(165)
Shares issued:
Employee savings plans	139		139
Employee savings plans, Shares		2,000,000
Exercise of stock options	28		28
Exercise of stock options, Shares		500,000
Employee stock purchase plan	70		70
Employee stock purchase plan, Shares		1,100,000
Stock-based compensation expense	74		74
Treasury stock purchased	(505)			(505)
Treasury stock purchased, Shares		(7,000,000)
Other	1		2		(1)
Other, Shares		200,000
Ending Balance at Dec. 31, 2009	6,660	1	4,448	(1,824)	4,108	(166)	93
Ending Balance, Shares at Dec. 31, 2009		115,400,000
Net income	966				955		11
Other comprehensive income (loss)	(90)					(90)
Distributions to noncontrolling interests	(13)						(13)
Cash dividends paid on common stock ($1.40, $1.60 and $1.80 per share for the year 2009, 2010 and 2011, respectively)	(184)				(184)
Shares issued:
Employee savings plans	143		143
Employee savings plans, Shares		1,800,000
Exercise of stock options	61		61
Exercise of stock options, Shares		1,000,000
Employee stock purchase plan	68		68
Employee stock purchase plan, Shares		1,000,000
Stock-based compensation expense	82		82
Treasury stock purchased	(834)			(834)
Treasury stock purchased, Shares		(11,000,000)
Other	(4)		(2)		(2)
Other, Shares		400,000
Ending Balance at Dec. 31, 2010	6,855	1	4,800	(2,658)	4,877	(256)	91
Ending Balance, Shares at Dec. 31, 2010		108,600,000
Net income	968				956		12
Other comprehensive income (loss)	(198)					(198)
Distributions to noncontrolling interests	(11)						(11)
Cash dividends paid on common stock ($1.40, $1.60 and $1.80 per share for the year 2009, 2010 and 2011, respectively)	(188)				(188)
Shares issued:
Employee savings plans	137		137
Employee savings plans, Shares		2,100,000
Exercise of stock options	18		18
Exercise of stock options, Shares	387,600	400,000
Employee stock purchase plan	46		46
Employee stock purchase plan, Shares		900,000
Stock-based compensation expense	64		64
Treasury stock purchased	(958)			(958)
Treasury stock purchased, Shares		(13,300,000)
Other	(9)		(2)		(4)		(3)
Other, Shares		300,000
Ending Balance at Dec. 31, 2011	$ 6,724	$ 1	$ 5,063	$ (3,616)	$ 5,641	$ (454)	$ 89
Ending Balance, Shares at Dec. 31, 2011		99,000,000